Discontinued Operations	12 Months Ended
Dec. 31, 2011
Discontinued Operations [Abstract]
Discontinued Operations, Disclosure [Text Block]

Note 15.       Discontinued Operations

       On June 22, 2012, in an effort to exit a non-core business, the company's senior management made a decision to pursue a sale of its laboratory workstations business, part of the Laboratory Products and Services segment. The company expects to complete such a transaction by June 2013. The results of the laboratory workstations business have been classified and presented as discontinued operations in the accompanying financial statements. Prior period results have been adjusted to conform to this presentation. A product line with annual revenue of approximately $4 million that was reported within the laboratory workstations business in 2011 will be retained and is now reported in the Specialty Diagnostics segment.

       Operating results of the laboratory workstations business were as follows:

(In millions)	2011	2010	2009

Revenues	$179.6	$185.8	$179.0
Pre-tax Income (Loss)	(6.2)	18.0	26.6

       On April 4, 2011, the company sold two businesses. The results of both businesses have been included in the accompanying financial statements as discontinued operations. See Note 2.

       In 2010, the company recorded additional proceeds related to a business divested in 2003, resulting in an after-tax gain of $2.5 million.